COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
FUTURE FINANCINGS
The Company agreed to compensate certain vendors for services rendered contingent upon the occurrence of future financings as follows:

Future financing with proceeds of at least

	$1,000,000	$50,000
	1,250,000	20,000
	1,500,000	26,000
	2,000,000	50,000
	5,000,000	50,000
	6,000,000	20,000
Total		$216,000

Future financing with proceeds of at least
$1,000,000	$50,000
$1,250,000	20,000
$1,500,000	26,000
$2,000,000	50,000
$5,000,000	50,000
$6,000,000	20,000
Total	$216,000